Commitments	12 Months Ended
Dec. 31, 2024
Commitments
Commitments

D5    Commitments

The Group has provided, from time to time, certain commitments to third parties.

At 31 December 2024, the Group had $3,293 million unfunded commitments (31 December 2023: $2,456 million) primarily related to alternative investment funds in Asia.